16 DEBT (Details Narrative) - USD ($)	Dec. 31, 2016	Jan. 07, 2016
Term Loan	$ 1,923,466
Revolving Loans	$ 2,743,177
Bigtech Software Private Limited
Term Loan		$ 18,101
Revolving Loans		$ 345,713